STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Incentive Units activity

 The following table summarizes the Class D Incentive Units activity for the years ended December 31, 2022 and 2021:

			Weighted
		Weighted	average
	Number of Class D	average grant	remaining
	Incentive Units	date fair	contractual	Weighted average
	Outstanding	value of units	life (Years)	exercise price
Unvested – December 31, 2020	394,669	0.003	0.67	0.01
Granted	42,288,769	0.12	—	0.07
Vested	(29,036,941)	0.130	—	0.01
Forfeited or canceled	(3,368,011)	0.002	—	0.71
Unvested – December 31, 2021	10,278,486	0.13	2.00	0.03
Granted	—	—	—	—
Vested	(10,228,486)	0.127	2.40	0.03
Forfeited or canceled	(50,000)	0.004	—	0.01
Unvested – December 31, 2022	—	—	—	—

A summary of the Company’s RSU activity during the year ended December 31, 2022 was as follows:

	Number of	Weighted-
	Restricted Stock	Average
	Incentive Units	Grant Date Fair
	Outstanding	Value
Unvested – December 31, 2021	$—	$—
Granted	436,600	9.9
Vested	(331,600)	10.0
Forfeited or canceled	—	—
Unvested – December 31, 2022	105,000	$9.4

2021 Grants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of assumptions used to calculate grant date fair value

The per unit fair value of Class D incentive units granted during the year ended December 31, 2021 ranged between $0.002 and $0.13 and was estimated as of grant date using the following assumptions:

2021 Grants
Expected term (in years)	0 – 2.5
Risk-free interest rate	0.81% – 1.26%
Expected volatility	50.92% – 53.85%
Expected dividend rate	0%
Weighted average contractual life	0 – 2.5

2018 Grants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of assumptions used to calculate grant date fair value

The per unit fair value of the Class D incentive units granted during and prior to fiscal year 2018 were estimated at the date of grant using “the Black-Scholes” option pricing model, using the following assumptions:

2018, 2017, and 2016
Grants
Expected term (in years)	0 – 2.5
Risk-free interest rate	2.9%
Expected volatility	26.0%
Expected dividend rate	0%
Weighted average contractual life	0 – 2.5